CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/CAPITAL DEFICIENCY AND COMPREHENSIVE INCOME (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Treasury Stock
Beginning Balance at Dec. 31, 2008	$ (49,841,893)	$ 16,710	$ 9,600,226	$ 5,692,732	$ (65,151,561)
Beginning Balance (in shares) at Dec. 31, 2008		16,710,192
Net income	6,908,095				6,908,095
Foreign currency translation adjustments	58,938			58,938
Total comprehensive income	6,967,033
Share-based compensation	1,658,459		1,658,459
Accretion of Series C preference shares to redemption value	(57,806)		(57,806)
Ending Balance at Dec. 31, 2009	(41,274,207)	16,710	11,200,879	5,751,670	(58,243,466)
Beginning Balance (in shares) at Dec. 31, 2009		16,710,192
Net income	20,437,113				20,437,113
Foreign currency translation adjustments	2,507,055			2,507,055
Total comprehensive income	22,944,168
Share-based compensation	1,751,422		1,751,422
Exercise of stock options (in shares)		515,083
Exercise of stock options	131,462	515	130,947
Ending Balance at Dec. 31, 2010	(16,447,155)	17,225	13,083,248	8,258,725	(37,806,353)
Ending Balance (in shares) at Dec. 31, 2010		17,225,275
Net income	13,469,190				13,469,190
Foreign currency translation adjustments	4,309,261			4,309,261
Total comprehensive income	17,778,451
Proceeds from initial public offerings (in shares)		30,159,828
Proceeds from initial public offerings	49,085,090	30,160	49,054,930
Initial public offering expense	(2,862,834)		(2,862,834)
Conversion of preference shares to ordinary shares (in shares)		63,235,289
Conversion of preference shares to ordinary shares	90,569,174	63,235	99,639,272		(9,133,333)
Conversion of warrant to purchase preference shares to warrant to purchase ordinary shares	653,376		653,376
Repurchased shares (in shares)						(1,740,780)
Repurchased shares	(1,496,755)		(1,495,014)			(1,741)
Share-based compensation	1,996,984		1,996,984
Exercise of stock options (in shares)		713,610
Exercise of stock options	172,773	714	172,059
Ending Balance at Dec. 31, 2011	$ 139,449,104	$ 111,334	$ 160,242,021	$ 12,567,986	$ (33,470,496)	$ (1,741)
Ending Balance (in shares) at Dec. 31, 2011		111,334,002				(1,740,780)